Document and Entity Information	Aug. 20, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 20, 2026
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Fidelity Core Real Estate Fund
Entity Central Index Key	0001953520
Entity Emerging Growth Company	true
Entity File Number	000-56839
Entity Incorporation State Country Code	MD
Entity Tax Identification Number	88-6504113
Entity Address Address Line1	245 Summer Street
Entity Address City Or Town	Boston
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02210
City Area Code	617
Local Phone Number	563-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Ex Transition Period	false